Stockholders' Deficit - Summary of Status of Warrants (Details) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Outstanding and exercisable, Beginning Balance	928,571	7,115,275	6,886,694	6,813,494	7,386,694	7,386,694	200,000
Warrants, Issued during the year		0	428,581	500,000	100,000	0	7,186,694
Warrants, Cancelled during the year				(426,800)	(673,200)
Warrants, Exercised during the year		(5,740,741)
Warrants, Expired during the year	(500,000)	(445,963)	(200,000)
Warrants, Outstanding and exercisable, Ending Balance	428,571	928,571	7,115,275	6,886,694	6,813,494	7,386,694	7,386,694
Weighted Average Exercise Price, Outstanding and exercisable, Beginning Balance	$ 0.52	$ 2.65	$ 2.85	$ 3.03	$ 3.02	$ 3.02	$ 5.00
Weighted Average Exercise Price, Issued during the year		$ 0.00	$ 0.55	$ 0.50	$ 3.00	$ 0.00	$ 2.96
Weighted Average Exercise Price, Cancelled during the year				$ 2.92	$ 2.90
Weighted Average Exercise Price, Exercised during the year		$ 0.00
Weighted Average Exercise Price, Expired during the year	$ 0.50	$ 0.28	$ 5.00
Weighted Average Exercise Price, Outstanding and exercisable, Ending Balance		$ 0.52	$ 2.65	$ 2.85	$ 3.03	$ 3.02	$ 3.02
Weighted Average Remaining Contractual Term (Years), Outstanding and exercisable	2 years 15 days	1 year 11 months 1 day	1 year 2 months 12 days	1 year 11 months 23 days	2 years 9 months 4 days	3 years 7 months 6 days	4 years 7 months 6 days